RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Restrictions on Dividends, Loans and Advances [Abstract]
Amount Available for Dividend Distribution without Prior Approval from Regulatory Agency	$ 9.4	$ 6.4
Equity Restrictions	$ 139.7	$ 138.2